Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Business combination - Mar. 31, 2023 - Business combinations [member]	USD ($)	INR (₨)
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Business combination [Line Items]
Amount settled in cash	$ 2,500,000	₨ 200,000,000
Proportionate value of Non-controlling interest in Sri Sai	1,768,961	134,297,885
Total	4,268,961	334,297,885
Recognized amounts of identifiable net assets:
Property and equipment		85,157,452
Intangible assets		28,423
Deposits		2,904,765
Non-current loans and advances		4,520,003
Trade and other receivables		29,388,105
Cash and cash equivalents		3,056,613
Deferred tax assets		3,976,181
Other current assets		8,065,917
Borrowings		(123,204,097)
Other liabilities		(765,860)
Trade and other payables		19,536,399
Net identifiable assets and liabilities	3,610,124	274,077,316
Goodwill	$ 658,837	₨ 60,220,569